Contingencies	6 Months Ended
Jun. 30, 2013
Contingencies
Contingencies

11               Contingencies

On November 22, 2010, a purported Company shareholder filed a derivative complaint in the High Court of the Republic of the Marshall Islands. The derivative complaint names as defendants seven of the eight members of the Company’s board of directors at the time the complaint was filed. The derivative complaint challenges the amendments in 2009 and 2010 to the Company’s management agreement with Danaos Shipping and certain aspects of the sale of common stock in August 2010. The complaint includes counts for breach of fiduciary duty and unjust enrichment. On February 11, 2011, the Company filed a motion to dismiss the Complaint. After briefing was completed, the Court heard oral argument on October 26, 2011. On December 21, 2011, the Court granted the Company’s motion to dismiss but gave the plaintiff leave to file an amended complaint. Plaintiff filed the amended complaint on January 30, 2012. The amended complaint names the same parties and bases its claims on the same transactions. The Company has moved to dismiss the amended complaint and completed briefing on that motion on July 16, 2012. A hearing on the Company’s motion to dismiss was held on April 24, 2013. On July 3, 2013, the Court granted the Company’s motion to dismiss the amended complaint with prejudice. The Plaintiff has until August 2, 2013 to file an appeal with the Supreme Court of the Marshall Islands.

Other than as described above, there are no material legal proceedings to which the Company is a party or to which any of its properties are the subject, or other contingencies that the Company is aware of, other than routine litigation incidental to the Company’s business.